UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA TREASURY MONEY
                              MARKET Trust(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     FEBRUARY 28, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2005 (UNAUDITED)

PRINCIPAL
   AMOUNT    SECURITY                                                                VALUE
------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (24.7%)(a)

  $ 3,000    1.81%, 3/03/2005                                                     $  3,000
    3,000    1.83%, 3/10/2005                                                        2,999
    3,000    1.93%, 3/17/2005                                                        2,998
    3,000    1.94%, 3/24/2005                                                        2,996
    3,000    1.94%, 3/31/2005                                                        2,995
    3,000    1.98%, 4/07/2005                                                        2,994
    3,000    1.97%, 4/14/2005                                                        2,993
    3,000    2.34%, 5/05/2005                                                        2,987
    5,000    2.36%, 5/12/2005                                                        4,976
    3,000    2.38%, 5/19/2005                                                        2,984
    3,000    2.66%, 5/26/2005                                                        2,981
    3,000    2.55%, 6/16/2005                                                        2,977
    3,000    2.47%, 6/23/2005                                                        2,977
    3,000    2.65%, 6/30/2005                                                        2,973
                                                                                  --------
             Total U.S. Treasury bills (cost: $43,830)                              43,830
                                                                                  --------

             U.S. TREASURY NOTE (1.7%)(b)
    3,000    1.63%, 4/30/2005 (cost: $2,999)                                         2,999
                                                                                  --------

             U.S. GOVERNMENT GUARANTEED SECURITIES (3.4%)

    1,400    Overseas Private Investment Corp. Certificates of
                Participation, 2.27%, 4/02/2007(c)                                   1,400
    4,626    Overseas Private Investment Corp., Series 1995-221/308
                Certificates of Participation, 2.55%, 12/14/2007(d)                  4,626
                                                                                  --------
             Total U.S. government guaranteed securities (cost: $6,026)              6,026
                                                                                  --------
             Total investment in securities (cost: $52,855)                         52,855
                                                                                  --------

             REPURCHASE AGREEMENTS (70.1%)(e)

   25,000    Bear Stearns & Co., Inc., 2.63%, acquired on 2/28/2005
                and due 3/01/2005 at $25,000 (collateralized by $24,638
                of Government National Mortgage Assn.(f), 5.50% - 7.50%,
                due 2/20/2019 - 2/20/2035; market value $25,504)                    25,000
   40,000    Deutsche Bank Securities, 2.60%, acquired on 2/28/2005
                and due 3/01/2005 at $40,000 (collateralized by $27,993
                of U.S. Treasury bonds, 8.75%, due 8/15/2020; market
                value $40,800)                                                      40,000
   40,000    UBS Securities LLC, 2.61%, acquired on 2/28/2005 and due
                3/01/2005 at $40,000 (collateralized by $41,495 of U.S.
                Treasury notes(b), 3.50%, due 2/15/2010; market value $40,801)      40,000
   19,068    Wachovia Securities, Inc., 2.60%, acquired on 2/28/2005
                and due 3/01/2005 at $19,068 (collateralized by $4,014
                of U.S. Treasury bonds, 7.50% - 8.875%, due 8/15/2017 -
                11/15/2024, and $27,384 of U.S. Treasury STRIPS, 3.514% -
                4.952%(g), due 11/15/2006 - 11/15/2021; combined market
                value $19,450)                                                      19,068
                                                                                  --------
             TOTAL REPURCHASE AGREEMENTS (COST: $124,068)                          124,068
                                                                                  --------

             TOTAL INVESTMENTS (COST: $176,923)                                   $176,923
                                                                                  ========

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           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
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    USAA INVESTMENT TRUST (the Trust), registered under the Investment Company
    Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund).

    A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

       1. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

       2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

    B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

    C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $177,048,000 at February 28, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

    (a) Rates for U.S. Treasury bills represent the discount rate at purchase date.

    (b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

    (c) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for this instrument is deemed to be less than 397 days in accordance with detailed regulatory requirements. The interest rate disclosed represents the current rate at February 28, 2005.

    (d) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (e) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian

 N O T E S
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           to Portfolio of INVESTMENTS
           (continued)

USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2005 (UNAUDITED)

        that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    (f) Mortgage-backed securities issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

    (g) Zero-coupon security - rate represents the effective yield at date of purchase.
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

                     TRUSTEES       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48474-0405                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.